Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amortization of Preferred Stock Discount	$ 975,000	$ 0	$ 730,000	$ 0	$ 0
Cash Flows from Operating Activities
Net income (loss)	239,000	3,097,000	7,820,000	(20,194,000)	(12,403,000)
Adjustments to reconcile net income (loss) to net cash flows provided by (used in) operating activities:
Depreciation and amortization	11,835,000	3,614,000	13,308,000	2,938,000	1,174,000
Change in fair value of deferred compensation plan	(4,077,000)	(5,814,000)	(8,444,000)	10,410,000	(2,127,000)
Realized and unrealized (gain) loss on investment in unconsolidated entity, net			0	0	1,460,000
Equity-based compensation	4,862,000	6,069,000	10,019,000	8,469,000	11,573,000
Excess tax (benefit) deficiency on equity-based compensation			0	0	284,000
Deferred tax expense (benefit)	244,000	0	(12,240,000)	6,002,000	(2,075,000)
Change in fair value of contingent consideration	1,639,000	559,000	338,000	1,066,000	0
Impairment	0	1,919,000	1,919,000	1,072,000	0
(Gain) loss on sale of furniture, fixtures and equipment	48,000	(80,000)	220,000	279,000	0
Amortization of loan costs	139,000	47,000	241,000	39,000	0
Realized and unrealized (gain) loss on investments, net			0	91,000	7,787,000
Purchases of investments in securities			0	0	(153,259,000)
Sales of investments in securities			0	0	225,470,000
Changes in operating assets and liabilities, exclusive of the effect of acquisitions:
Prepaid expenses and other	58,000	5,000	(907,000)	(128,000)	604,000
Accounts receivable	(3,578,000)	(782,000)	225,000	(725,000)	234,000
Due from affiliates	(48,000)	0	(45,000)	0	0
Inventories	(301,000)	(157,000)	(132,000)	(205,000)	0
Other assets	3,000	(658,000)	(84,000)	190,000	0
Accounts payable and accrued expenses	799,000	351,000	2,145,000	1,575,000	4,791,000
Due to affiliates	(1,236,000)	319,000	(954,000)	689,000	(290,000)
Other liabilities	5,011,000	3,313,000	(658,000)	(676,000)	4,068,000
Deferred income	(2,319,000)	(813,000)	(373,000)	7,746,000	3,886,000
Net cash provided by (used in) operating activities	14,493,000	12,264,000	21,519,000	19,415,000	84,858,000
Cash Flows from Investing Activities
Purchases of furniture, fixtures and equipment under the Ashford Trust ERFP Agreement			(16,100,000)	0	0
Additions to furniture, fixtures and equipment	(3,665,000)	(4,535,000)	(8,942,000)	(3,580,000)	(6,240,000)
Proceeds from disposal of furniture, fixtures and equipment, net	58,000	0	140,000	15,000	0
Acquisition of J&S, net of cash acquired			0	(18,972,000)	0
Acquisition of assets related to RED Hospitality and Leisure LLC	(988,000)	(3,670,000)	(5,474,000)	(750,000)	0
Redemption of investment in unconsolidated entity			0	0	1,375,000
Net cash provided by (used in) investing activities	(25,547,000)	(8,205,000)	(28,099,000)	(23,158,000)	(4,865,000)
Cash Flows from Financing Activities
Proceeds from issuance of common stock			18,930,000	0	0
Payments for dividends on preferred stock	(2,791,000)	0	(4,466,000)	0	0
Payments on revolving credit facilities	(16,256,000)	(10,064,000)	(20,881,000)	(924,000)	0
Borrowings on revolving credit facilities	17,245,000	10,263,000	21,878,000	1,507,000	0
Proceeds from note payable	7,336,000	1,765,000	6,593,000	10,000,000	0
Payments on notes payable and capital leases	(1,297,000)	(939,000)	(1,976,000)	(305,000)	0
Payments of loan costs	(41,000)	(15,000)	(638,000)	(28,000)	0
Excess tax benefit (deficiency) on equity-based compensation			0	0	(284,000)
Purchases of common stock			0	(24,000)	(20,000)
Employee advances			(82,000)	(433,000)	(41,000)
Redemption of units			0	0	(18,000)
Payment of contingent consideration			(1,196,000)	0	0
Contributions from noncontrolling interest	455,000	2,666,000	2,666,000	983,000	2,373,000
Distributions to noncontrolling interests in consolidated entities	(63,000)	(14,000)	(314,000)	(55,310,000)	(44,116,000)
Net cash provided by (used in) financing activities	4,941,000	3,707,000	20,514,000	(44,534,000)	(42,106,000)
Effect of foreign exchange rate changes on cash and cash equivalents	(15,000)	(65,000)	(47,000)	(10,000)	0
Net change in cash, cash equivalents and restricted cash	(6,128,000)	7,701,000	13,887,000	(48,287,000)	37,887,000
Cash, cash equivalents and restricted cash at beginning of period	59,443,000	45,556,000	45,556,000	93,843,000	55,956,000
Cash, cash equivalents and restricted cash at end of period	53,315,000	53,257,000	59,443,000	45,556,000	93,843,000
Supplemental Cash Flow Information
Interest paid	610,000	278,000	870,000	53,000	134,000
Income taxes paid	1,344,000	598,000	1,358,000	4,948,000	2,333,000
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Acquisition of Premier through issuance of convertible preferred stock, less cash acquired			200,723,000	0	0
Distribution from deferred compensation plan	73,000	134,000	241,000	229,000	0
Capital expenditures accrued but not paid	632,000	2,497,000	618,000	1,397,000	620,000
Accrued but unpaid redemption of AQUA U.S. Fund			0	0	2,311,000
Issuance of OpenKey warrant			26,000	28,000	0
Capital lease additions	69,000	0	220,000	0	0
J&S loan costs paid from revolving credit facility			0	231,000	0
Acquisition of noncontrolling interest in consolidated entities			327,000	1,196,000	0
Supplemental Disclosure of Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents at beginning of period	51,529,000	36,480,000	36,480,000	84,091,000	50,272,000
Restricted cash at beginning of period	7,914,000	9,076,000	9,076,000	9,752,000	5,684,000
Cash, cash equivalents and restricted cash at beginning of period	59,443,000	45,556,000	45,556,000	93,843,000	55,956,000
Cash and cash equivalents at end of period	40,039,000	40,868,000	51,529,000	36,480,000	84,091,000
Restricted cash at end of period	13,276,000	12,389,000	7,914,000	9,076,000	9,752,000
Cash, cash equivalents and restricted cash	59,443,000	53,257,000	59,443,000	45,556,000	93,843,000
Premier
Cash Flows from Investing Activities
Cash acquired in acquisition of Pure Wellness			2,277,000	0	0
Pure Wellness
Cash Flows from Investing Activities
Cash acquired in acquisition of Pure Wellness			0	129,000	0
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Subsidiary equity consideration for acquisitions			0	425,000	0
Assumption of debt associated with acquisitions			0	475,000	0
J&S
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Assumption of debt associated with acquisitions			0	978,000	0
Ashford Trust OP
Changes in operating assets and liabilities, exclusive of the effect of acquisitions:
Due from related parties	421,000	(121,000)	8,916,000	(1,302,000)	(6,323,000)
Braemar OP
Changes in operating assets and liabilities, exclusive of the effect of acquisitions:
Due from related parties	166,000	1,396,000	205,000	2,079,000	4,000
Ashford Inc. [Member]
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Subsidiary equity consideration for acquisitions					$ 0
Ashford Inc. [Member] | OpenKey
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Subsidiary equity consideration for acquisitions	$ 0	$ 838,000	$ 838,000	$ 5,063,000